Income Taxes (Details) - Schedule of deferred tax asset - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Deferred tax assets:
Accrued liabilities and other	$ 3,156,000	$ 189,000
Total deferred tax assets	28,697,000	19,684,000
Net deferred tax asset	28,697,000	18,570,000
B Riley Principal 150 Merger Corp [Member]
Deferred tax assets:
Accrued liabilities and other	8,663
Net operating loss carryforward	228,347	304
Total deferred tax assets	237,010	304
Valuation allowance	(237,010)	(304)
Net deferred tax asset